Leases - Additional information (Details) $ in Millions	Dec. 31, 2019 USD ($)
Leases
Average remaining lease terms	2 years 3 months 18 days
Weighted-average discount rate (as a percent)	5.00%
Lease that has been entered into contracts but not yet commenced	$ 0.1